PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	December 31
	2020	2021

Cost:
Laboratory equipment	$3,644	$3,588
Office equipment and furniture	265	265
Computers and software	530	357
Leasehold improvements	1,953	1,993
	6,392	6,203
Less:
Accumulated depreciation and amortization	(4,575)	(5,152)
Property and equipment, net	$1,817	$1,051